FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894
                                   ---------

                             Franklin Managed Trust
                             ----------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 12/31/05
                          --------



Item 1. Schedule of Investments.


FRANKLIN MANAGED TRUST

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

CONTENTS

Franklin Rising Dividends Fund .............................................   3

Notes to Statement of Investments ..........................................   5

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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FRANKLIN MANAGED TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------
   FRANKLIN RISING DIVIDENDS FUND                    SHARES           VALUE
-------------------------------------------------------------------------------
   COMMON STOCKS 98.2%
   COMMERCIAL SERVICES 0.7%
   ABM Industries Inc. .......................        825,800      $ 16,144,390
                                                                   ------------
   CONSUMER DURABLES 2.4%
   Leggett & Platt Inc. ......................      2,080,000        47,756,800
   Russ Berrie & Co. Inc. ....................        814,500         9,301,590
                                                                   ------------
                                                                     57,058,390
                                                                   ------------
   CONSUMER NON-DURABLES 7.3%
   Alberto-Culver Co. ........................      1,404,050        64,235,287
   Lancaster Colony Corp. ....................        175,256         6,493,235
   McCormick & Co. Inc. ......................        650,400        20,110,368
   Procter & Gamble Co. ......................      1,398,400        80,939,392
   Superior Uniform Group Inc. ...............        224,200         2,298,050
                                                                   ------------
                                                                    174,076,332
                                                                   ------------
   ELECTRONIC TECHNOLOGY 0.2%
   Cohu Inc. .................................        134,200         3,069,154
   Diebold Inc. ..............................         69,900         2,656,200
                                                                   ------------
                                                                      5,725,354
                                                                   ------------
   FINANCE 35.2%
   AFLAC Inc. ................................      1,481,600        68,775,872
   American International Group Inc. .........      1,708,777       116,589,855
   Arthur J. Gallagher & Co. .................        902,000        27,853,760
   Erie Indemnity Co., A .....................        637,000        33,888,400
   Fannie Mae ................................      1,161,000        56,668,410
   Freddie Mac ...............................      1,286,900        84,098,915
   Mercantile Bankshares Corp. ...............        501,950        28,330,058
   Mercury General Corp. .....................        374,200        21,785,924
   Old Republic International Corp. ..........      3,297,800        86,600,228
   Peoples Bancorp Inc. ......................        262,768         7,496,771
   RLI Corp. .................................        431,524        21,520,102
   State Street Corp. ........................      1,528,200        84,723,408
   SunTrust Banks Inc. .......................        818,105        59,525,320
   TrustCo Bank Corp. NY .....................        678,121         8,422,263
   U.S. Bancorp ..............................      2,334,903        69,790,250
   Washington Mutual Inc. ....................      1,505,050        65,469,675
                                                                   ------------
                                                                    841,539,211
                                                                   ------------
   HEALTH TECHNOLOGY 10.6%
   Becton Dickinson & Co. ....................        754,800        45,348,384
   Hillenbrand Industries Inc. ...............      1,703,500        84,169,935
   Pfizer Inc. ...............................      3,352,600        78,182,632
(a)West Pharmaceutical Services Inc. .........      1,775,200        44,433,256
                                                                   ------------
                                                                    252,134,207
                                                                   ------------
   NON-ENERGY MINERALS 2.9%
   Nucor Corp. ...............................      1,044,200        69,669,024
                                                                   ------------


                                          Quarterly Statement of Investments | 3

FRANKLIN MANAGED TRUST

----------------------------------------------------------------------------------------------------
   FRANKLIN RISING DIVIDENDS FUND                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   PROCESS INDUSTRIES 6.6%
   Bemis Co. Inc. ................................................         863,600   $    24,068,532
   Donaldson Co. Inc. ............................................         581,200        18,482,160
   Praxair Inc. ..................................................       2,153,400       114,044,064
                                                                                     ---------------
                                                                                         156,594,756
                                                                                     ---------------
   PRODUCER MANUFACTURING 26.2%
   Baldor Electric Co. ...........................................         144,666         3,710,683
   Brady Corp., A ................................................         600,200        21,715,236
   Carlisle Cos. Inc. ............................................       1,523,600       105,356,940
   Dover Corp. ...................................................       1,362,400        55,163,576
   General Electric Co. ..........................................       2,896,900       101,536,345
   Graco Inc. ....................................................         941,137        34,332,678
   Kaydon Corp. ..................................................         268,800         8,639,232
   Nordson Corp. .................................................         141,800         5,744,318
   Roper Industries Inc. .........................................       2,927,600       115,669,476
   Superior Industries International Inc. ........................         874,500        19,466,370
   Teleflex Inc. .................................................         883,800        57,429,324
   United Technologies Corp. .....................................       1,755,400        98,144,414
                                                                                     ---------------
                                                                                         626,908,592
                                                                                     ---------------
   RETAIL TRADE 3.9%
   Family Dollar Stores Inc. .....................................       3,734,000        92,565,860
                                                                                     ---------------
   TECHNOLOGY SERVICES 2.2%
   Reynolds & Reynolds Co., A ....................................       1,859,000        52,182,130
                                                                                     ---------------
   TOTAL COMMON STOCKS (COST $1,856,854,652) .....................                     2,344,598,246
                                                                                     ---------------
   SHORT TERM INVESTMENTS (COST $45,355,216) 1.9%
   MONEY FUND 1.9%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio .      45,355,216        45,355,216
                                                                                     ---------------
   TOTAL INVESTMENTS (COST $1,902,209,868) 100.1% ................                     2,389,953,462
   OTHER ASSETS, LESS LIABILITIES (0.1)% .........................                        (1,498,057)
                                                                                     ---------------
   NET ASSETS 100.0% .............................................                   $ 2,388,455,405
                                                                                     ===============

(a)   See Note 2 regarding holdings of 5% voting securities.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN MANAGED TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Managed Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund).

1. INCOME TAXES

At December 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................   $1,902,772,101
                                             ===============

Unrealized appreciation ..................   $  577,210,020
Unrealized depreciation ..................      (90,028,659)
                                             ---------------
Net unrealized appreciation (depreciation)   $  487,181,361
                                             ===============

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

 Investments in "affiliated companies" for the Fund at December 31, 2005 were as shown below.

--------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF SHARES
                              HELD AT                                       NUMBER OF                                 REALIZED
                              BEGINNING        GROSS         GROSS       SHARES HELD AT    VALUE AT     INVESTMENT    CAPITAL
NAME OF ISSUER                OF PERIOD      ADDITIONS     REDUCTIONS     END OF PERIOD  END OF PERIOD    INCOME     GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
West Pharmaceutical
Services Inc. ...........      1,809,600          --         34,400          1,775,200     $44,433,256   $213,024      $472,400

                               TOTAL AFFILIATED SECURITIES (1.86% of Net Assets)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 5



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006


By    /S/ GALEN G. VETTER
      Galen G. Vetter
      Chief Financial Officer
Date  February 21, 2006








                                   Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MANAGED TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006

/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MANAGED TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006

/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer